Net income (loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ 120,574	$ 18,920	¥ 146,962	¥ (104,420)
Numerator for basic and diluted loss per share	¥ 120,574	$ 18,920	¥ 146,962	¥ (104,420)
Denominator:
Weighted average ordinary shares outstanding-basic	328,484,502	328,484,502	319,553,690	308,364,918
Weighted average ordinary shares outstanding-diluted	339,937,677	339,937,677	341,503,118	308,364,918
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 0.37	$ 0.06	¥ 0.46	¥ (0.34)
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)	¥ 0.35	$ 0.06	¥ 0.43	¥ (0.34)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	15,360,581	15,360,581	134,722	27,421,502
ADS
Denominator:
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 5.51	$ 0.86	¥ 6.90	¥ (5.08)
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)	¥ 5.32	$ 0.83	¥ 6.46	¥ (5.08)